RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Transactions and Balances with Related Parties

The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the years ended December 31:

	2025			2024			2023
	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control	Key Management Personnel
Cost of services, equipment and accessories	—	(11)	—	—	(7)	—	—	(6)	—
Selling, general and administrative expenses	—	—	(10)	—	—	(8)	—	—	(7)
Finance costs	(3)	(42)	—	(1)	(35)	—	—	(34)	—
Depreciation charge of right-of-use asset	—	(34)	—	—	(27)	—	—	(27)	—
Impairment, net	—	(1)	—	—	—	—	—	—	—
Other operating income	—	3	—	—	1	—	—	1	—
Other operating expenses	—	(10)	—	(21)	(1)	—	(8)	(2)	—
Other income	—	—	—	—	22	—	—	21	—
Total	(3)	(95)	(10)	(22)	(47)	(8)	(8)	(47)	(7)

Schedule of Balances of Related Parties

The following table provides the total balance of accounts with related parties and their affiliates as of December 31:

	2025		2024		2023
	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control
Right-of-use assets – LLC “Ukraine Tower Company”	—	214	—	169	—	167
Trade and other receivables – LLC “Ukraine Tower Company”	—	1	—	—	—	11
Financial assets – VEON Amsterdam B.V.	—	—	363	—	343	—
Indemnity receivable from VEON Amsterdam B.V.	40	—	—	—	—	—
Other receivables from VEON Amsterdam B.V.	9	—	—	—	—	—
Financial assets – VEON Ltd.	1	—	8	—	—	—
Total	50	215	371	169	343	178

Trade and other payables – LLC “Ukraine Tower Company”	—	(8)	—	(6)	—	(5)
Trade and other payables – LLC “VEON Wholesale Services B.V.”	—	—	—	—	—	(4)
Trade and other payables – VEON Ltd.	(17)	—	(8)	—	(14)	—
Trade and other payables – VEON Group Holding Company Ltd	—	(17)	—	—	—	(1)
Lease liabilities – LLC “Ukraine Tower Company”	—	(250)	—	(195)	—	(184)
Loan Note Payable – VEON Amsterdam B.V.	(57)	—	—	—	—	—
Short-term loans – LLC “VimpelCom Global Services Ukraine”	—	—	—	—	—	(4)
Other current liabilities – LLC “Ukraine Tower Company”	—	—	—	—	—	(1)
Other current liabilities – VEON Ltd.	(12)	—	—	—	—	—
Total	(86)	(275)	(8)	(201)	(14)	(199)

Schedule of Compensation Paid to Key Management Personnel

The following table sets forth the total compensation to key management personnel (“KMP”) of the Company, as defined by IAS 24, Related Party Disclosures:

	2025	2024	2023
Short-term benefits	10	8	7
Total compensation to key management personnel	10	8	7